Revenue Recognition - Deferred Revenues (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020	Jan. 01, 2019
Deferred revenue activity
Deferred revenue at beginning of period	$ 753	$ 425	$ 777
Deferred revenue recognized during period	(17,636)
Additions to deferred revenue during period	17,509	32,151	33,306
Deferred revenue at end of period	626	753	425
Deferred revenue recognized	753	(31,823)	(33,658)
Accounts receivable	$ 1,016	$ 185	$ 151	$ 151	$ 220